Rule 497(e)

Registration Nos. 333-191151 and 811-22887

Calamos ETF Trust
(the “Trust”)

Calamos Antetokounmpo Global Sustainable Equities ETF

(the “Fund”)

February 7, 2023

Supplement To the Fund’s Prospectus and Statement of Additional Information

Each Dated January 27, 2023

1.                  Notwithstanding anything to the contrary in the Fund’s Prospectus, the paragraph under the section entitled “Portfolio security holdings disclosure” is hereby replaced in its entirety as follows:

A description of the Fund's policies and procedures in connection with the disclosure of portfolio security holdings of the Fund is available in the Fund’s SAI at www.calamos.com.

2.                  Notwithstanding anything to the contrary in the Fund’s Prospectus, the disclosure at the bottom left corner of the back cover of the Prospectus is hereby replaced in its entirety as follows:

2020 Calamos Court

Naperville, IL

60563-2787

866.363.9219

www.calamos.com

SEC File #811-22887

3.                  Notwithstanding anything to the contrary in the Fund’s Statement of Additional Information, each reference to “800.582.6959” is deleted in its entirety and replaced with “866.363.9219.” Additionally, notwithstanding anything to the contrary in the Fund’s Statement of Additional Information, the reference to “1-800-617-0004” is deleted in its entirety and replaced with “866.363.9219.”

Please Retain This Supplement for Future Reference.

[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

February 7, 2023

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Calamos ETF Trust (File Nos. 333-191151 and 811-22887)

Ladies and Gentlemen:

On behalf of Calamos ETF Trust (the “Trust”), pursuant to the requirements of Rule 497 of the General Rules and Regulations of the Securities Act of 1933, as amended, we are submitting one copy of a supplement, in the form of a sticker, to the prospectus and statement of additional information of Calamos Antetokounmpo Global Sustainable Equities ETF, a series of the Trust.

If you have questions or comments, please telephone the undersigned at (312) 845- 3273.

Very truly yours,

Chapman and Cutler llp

	By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures